SIM GLOBAL MANAGED ACCUMULATION FUND

SCHEDULE OF INVESTMENTS

1/31/2021 - (unaudited)

	Shares		Fair Value

100.57%	MUTUAL FUNDS
12.96%	BLEND BROAD MARKET
	DFA U.S. Core Equity 1 Portfolio Institutional Class	22	$640
51.39%	BLEND LARGE CAP

	DFA U.S. Large Company Portfolio	91	2,538
31.44%	FOREIGN BLEND

	DFA International High Relative Profitability Portfolio Institutional Class	10	118
	DFA Large Cap International Portfolio Institutional Class	58	1,435

			1,553
4.78%	FOREIGN GROWTH
	DFA International Large Cap Growth Portfolio	15	236
100.57%	TOTAL MUTUAL FUNDS		4,967
100.57%	TOTAL INVESTMENTS	4,967
(0.57%)	Liabilities, in excess of other assets	(28)
100.00%	NET ASSETS	$4,939

See Notes to Financial Statements

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$4,967	$-	$-	$4,967
Total Investments	$4,967	$-	$-	$4,967

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2021.
At January 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $4,996 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$4
	Gross unrealized depreciation			(33)
	Net unrealized appreciation			$(29)